Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2020
Debt Disclosure [Abstract]
Schedule of Maturities of Outstanding Debt	The maturities of outstanding debt are as follows (in thousands):

Fiscal year	Amount
2021	$—
2022	—
2023	—
2024	—
2025	—
Thereafter	521,125
Total future payments	$521,125